Income and Social Contribution Taxes	12 Months Ended
Jun. 30, 2023
Income and Social Contribution Taxes [Abstract]
Income and social contribution taxes
18.	Income and social contribution taxes

18.1.	Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2023, and 2022 are as follows:

	2023	2022
Assets
Noncurrent
Tax loss carryforwards (NOL)	48,594	43,362
Biological assets	3,136	3,966
Financial lease	26,676	19,299
Contingency, bonuses and fair value	35,614	33,737
Derivative financial instruments	-	2,917
Allowance for expected credit losses	726	759
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	977	2,732
Impairment of investment (*)	1,654	-
Subscription warrant	675	4,475
	118,222	111,417
Liabilities
Noncurrent
Biological assets	19,983	61,764
Derivative financial instruments	8,810	-
Surplus on investment	1,733	1,733
Costs of transactions	1,796	2,332
Provision of residual value and useful life of PPE assets	5,450	5,017
Accelerated depreciation of assets for rural activity	52,524	50,514
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,440	20,567
Others	-	55
	108,736	141,982
Net balance	9,486	(30,565)

(*)	Note 25. viii

The balances are presented in the balance sheet as follows:

Net deferred assets	30,140	4,360
Net deferred liabilities	(20,654)	(34,925)

The net change in deferred income tax is as follows:

At June 30, 2021	45,629
Tax losses	(98,498)
Adjustments in biological assets and agricultural products	27,970
Financial lease	(5,521)
Provisions for contingency and fair value	7,028
Derivative financial instruments	(4,850)
Costs of transactions	664
Allowance for doubtful accounts	(16)
Provision for other accounts payable and receivable	550
Accelerated depreciation of assets for rural activity	(6,998)
Subscription warrant	(190)
Deferred taxes on surplus value	6,147
Share-based incentive plan (ILPA)	(2,425)
Indemnity assets	(55)
At June 30, 2022	(30,565)
Tax losses	5,232
Adjustments in biological assets and agricultural products	40,951
Financial lease	7,377
Provisions for contingency and fair value	1,877
Derivative financial instruments	(11,727)
Costs of transactions	536
Allowance for doubtful accounts	(33)
Provision for other accounts payable and receivable	(1,755)
Accelerated depreciation of assets for rural activity	(2,010)
Subscription warrant	(3,800)
Deferred taxes on surplus value	2,127
Share-based incentive plan (ILPA)	(433)
Indemnity assets	55
Impairment of investment	1,654
Total excluding effect from conversion	9,486
At June 30, 2023	(9,486)

The expected realization of deferred tax assets are as follows:

2023
2024	50,255
2025	21,866
2026	20,869
2027	7,492
2028 to 2033	17,740
118,222

On September 5, 2023, the Audit Board approved the projection that corroborates the expected realization of deferred tax assets.

18.2.	Income and social contribution tax expenses

	2023	2022	2021
Income before income and social contribution taxes	281,709	637,317	298,131
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(95,781)	(216,688)	(101,365)

Share of loss in a Joint Venture	(24)	(11)	4
Management bonus	(639)	(2,805)	(2,795)
Share-based incentive plan - ILPA	-	-	-
Nondeductible expenses	-	-	(6)
Fair value variation of accounts receivable from sale of farms	5,821	(1,322)	-
Net effect of profit taxed abroad	(1,459)	-	-
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	81,133	92,226	53,717
Recognition of deferred taxes (a)	-	-	73,888
Other permanent addition/exclusion	(2,224)	11,383	(3,928)

Income and social contribution taxes for the year	(13,173)	(117,217)	19,515

Current	(53,224)	(41,023)	(31,021)
Deferred	40,051	(76,194)	50,536
	(13,173)	(117,217)	19,515
Effective tax rate	-5%	-18%	7%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.

(a)	Refers to deferred tax assets related to tax loss carry foward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.